Provisions (Details) - Schedule of provisions - PEN (S/) S/ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provisions (Details) - Schedule of provisions [Line Items]
Beginning Balance	S/ 60,908	S/ 34,721
Ending Balance	78,971	60,908
Current portion	31,333	24,269
Non-current portion	47,638	36,639
Provisions	78,971	60,908
Additions (b), note 23	41,801	34,928
Exchange difference	(495)	1,060
Unwinding of discounts, note 26	1,291	735
Change in estimate	2,745	(260)
Payments and advances	(27,279)	(10,276)
Workers’ profit-sharing [Member]
Provisions (Details) - Schedule of provisions [Line Items]
Beginning Balance	24,269	9,380
Ending Balance	31,333	24,269
Current portion	31,333	24,269
Provisions	31,333	24,269
Additions (b), note 23	32,161	25,165
Exchange difference
Unwinding of discounts, note 26
Change in estimate
Payments and advances	(25,097)	(10,276)
Long-term incentive plan [Member]
Provisions (Details) - Schedule of provisions [Line Items]
Beginning Balance	22,513	12,090
Ending Balance	31,985	22,513
Current portion
Non-current portion	31,985	22,513
Provisions	31,985	22,513
Additions (b), note 23	8,272	9,763
Exchange difference
Unwinding of discounts, note 26	1,200	660
Change in estimate
Payments and advances
Quarry Rehabilitation provision [Member]
Provisions (Details) - Schedule of provisions [Line Items]
Beginning Balance	11,036	10,161
Ending Balance	13,377	11,036
Current portion
Non-current portion	13,377	11,036
Provisions	13,377	11,036
Additions (b), note 23
Exchange difference	(495)	1,060
Unwinding of discounts, note 26	91	75
Change in estimate	2,745	(260)
Payments and advances
Provision of legal contingencies [Member]
Provisions (Details) - Schedule of provisions [Line Items]
Beginning Balance	3,090	3,090
Ending Balance	2,276	3,090
Current portion
Non-current portion	2,276	3,090
Provisions	2,276	3,090
Additions (b), note 23	1,368
Exchange difference
Unwinding of discounts, note 26
Change in estimate
Payments and advances	S/ (2,182)